Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MODERATE GROWTH ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Moderate Growth Allocation Fund (the “Fund”) seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 34 and in the Fund's Statement of Additional Information (“SAI”) on page 48.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds, as of the date of this prospectus.

Equity Fund Allocation	Fixed-Income Fund Allocation
70-90%	10-30%

The Fund's sub-advisor, Ibbotson Associates, Inc. (“Ibbotson” or “Sub-Advisor”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor routinely agree on the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis; holdings-based style analysis; manager interviews; relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks; and historical volatility (i.e., the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (e.g., growth vs. value).  When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed-income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings.  For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Investment Strategies and Risks” in the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	The Fund's Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. The Fund is subject to the principal risks summarized below.

Management Risk:  In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds.  The Fund's ability to achieve its investment goal depends, in part, upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds in which the Fund may invest are expected to be subject to the following principal risks.

•                  Underlying Equity Funds Risk:  Underlying equity funds are subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares.  The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

•                  Underlying Fixed-Income Funds Risk:  The prices of an underlying fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. Other principal risks include call risk and high-yield debt risk.  Call risk refers to situations when an issuer prepays (or “calls”) a debt obligation prior to maturity and an underlying fund holding that debt  must reinvest the resulting proceeds at lower interest rates.  High-yield debt risk refers to non-investment-grade debt obligations (“junk bonds”) that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

•                  Derivatives Risk:  Certain underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.  The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.  These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject.  An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.  An underlying fund may not fully benefit from or may lose money on derivative investments.

•                  Foreign Securities Risk:  Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency, which makes the value of these investments susceptible to changes in currency exchange rates.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

•                  Merger Arbitrage Risk:  Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund's performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and ten years compare with the Barclays U.S. Aggregate Bond Index and S&P Composite 1500® Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The returns achieved prior to November 19, 2007 were under a manager-of-managers structure.  For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and ten years compare with the Barclays U.S. Aggregate Bond Index and S&P Composite 1500® Index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Moderate Growth Allocation Fund — Institutional Class Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2009 17.75%	Worst Quarter: 4th Quarter 2008 (8.10)%
		The year-to-date return for the Fund's Institutional Class shares as of March 31, 2015 is 1.96%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Institutional Class shares and after-tax returns for other classes will vary.

The inception date of Class A shares, Class C shares, Class Y shares and Institutional Class shares was September 30, 2004, September 30, 2004, December 9, 2005 and September 30, 2004, respectively.  Class Y shares' performance was calculated using the historical performance of Institutional Class shares for the periods prior to December 9, 2005.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | S&P Composite 1500® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	15.62%
10 Years	rr_AverageAnnualReturnYear10	7.89%
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,520
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.96%)
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,819
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	747
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,303
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,819
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,771
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	9.53%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	165.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	166.23%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(165.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	8,749
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,749
Annual Return 2005	rr_AnnualReturn2005	7.98%
Annual Return 2006	rr_AnnualReturn2006	15.07%
Annual Return 2007	rr_AnnualReturn2007	8.69%
Annual Return 2008	rr_AnnualReturn2008	(34.67%)
Annual Return 2009	rr_AnnualReturn2009	26.60%
Annual Return 2010	rr_AnnualReturn2010	12.36%
Annual Return 2011	rr_AnnualReturn2011	(0.18%)
Annual Return 2012	rr_AnnualReturn2012	13.74%
Annual Return 2013	rr_AnnualReturn2013	17.57%
Annual Return 2014	rr_AnnualReturn2014	5.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.10%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	9.57%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.53%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	4.26%

[1]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report dated December 31, 2014.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24%, 0.24%, and 0.24% of average monthly net assets for Classes A, C, Y, and Institutional Class shares, respectively. This expense limitation is effective through April 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.
[4]	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement excluding Acquired Fund Fees and Expenses differ from the ratio of net expenses to average net assets shown in the annual reportdated December 31, 2014 due to a contractual change in the expense limitation agreement.